Deferred Tax Assets and Liabilities Classified in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Net current deferred tax liabilities	$ (25,406)	$ (16,535)	$ (33,960)
Net non-current deferred tax liabilities	(2,292)	(8,888)	(18,026)
Net current deferred tax assets	68	68
Net non-current deferred tax assets	1,000	1,000
Net deferred tax liabilities		$ (24,355)	$ (51,986)